Transfer of Financial Assets - Roll-Forwards of Amount of Servicing Assets (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019
Transfers and Servicing [Abstract]
Beginning balance		¥ 31,572	¥ 28,756
Increase mainly from loans sold with servicing retained	[1]	33,061	6,275
Decrease mainly from amortization		(6,229)	(4,728)
Increase (Decrease) from the effects of changes in foreign exchange rates		(699)	1,269
Ending balance		¥ 57,705	¥ 31,572

[1]	Increase mainly from loans sold with servicing retained includes increases in connection with acquisitions of subsidiaries.